[GRAPHIC]


                                                 Semiannual Report June 30, 2001
Total Return Portfolio

A Series of Panorama Series Fund, Inc.


                                               [LOGO]    Oppenheimer Funds(R)
                                                         The Right Way to Invest

--------------------------------------------------------------------------------
Panorama Series Fund, Inc.--Total Return Portfolio
--------------------------------------------------------------------------------


================================================================================

Objective

     Panorama Series Fund, Inc.--Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions.

================================================================================

Narrative by Patrick Bisbey and John Kowalik, Portfolio Managers

The six-month period that ended June 30, 2001, was an unusually volatile and challenging time for both stock and bond investing with the Portfolio producing a cumulative total return of -3.34%.(1) In light of substantial fluctuations and volatile market conditions, we are reasonably satisfied with the Portfolio's performance. We believe our disciplined strategy of allocating assets among stocks, bonds and cash enabled us to limit risks and improve returns in a wide variety of market conditions.

     Early in the period, dramatically slowing rates of U.S. economic growth drove many stock prices sharply lower. Cyclical industries, which are most sensitive to changing economic conditions and include technology and retail, suffered the most, while traditional "defensive" industries, such as financial and energy stocks, performed relatively well. Please note that stocks fluctuate in price, and may experience significant short-term volatility at times.

     We reaped strong returns early in the period from many value stocks, especially energy and financial companies, as investors became increasingly optimistic about their prospects in the current environment. Toward period end, however, the tables were turned as technology stocks became our star performers, several providing double-digit gains. Our technology holdings even outperformed the corresponding sector of the S&P 500 Index. Detracting from our returns were consumer staples stocks--which, overall, represented the S&P 500 Index's weakest sector for the six months.

     During the first half of 2001, we kept the portfolio well diversified and in line with the Portfolio's mandate as a core portfolio. At present, we hold 155 stocks with representation in all 11 sectors and each of the 34 industry groups of the S&P 500 Index.(2) Our bond holdings comprise a mixture of high quality government and corporate debt, with a sizable allocation to high yield corporates. These fixed income holdings generated a steady stream of income over the period, and generally benefited from the decline in interest rates.

     Throughout this reporting period, as always, the Portfolio's basic investment objective has remained the same: We seek long-term total return through a strategic balance of stocks, bonds and cash. Our approach to allocating assets is intended to offset the volatility of individual asset classes.

     Furthermore, we manage the Portfolio according to an investment strategy that we consistently maintain throughout changing market conditions. We use proven valuation techniques and multifactor computer models to rank stocks within our benchmark, based on their relative attractiveness. We control portfolio risk by selectively overweighting the most appealing holdings, and underweighting or selling the least attractive. At the same time, we maintain sector weights similar to that of the benchmark to ensure broad diversification within the portfolio. Because our models are optimized for each sector, this approach eliminates the influences of emotional and subjective biases while helping us determine the most attractive prospects in the prevailing market environment.

     At present, we continue to carefully control risk in accordance with our systematic and disciplined process, to ensure that the Portfolio remains focused on its mandate. This unwavering adherence to our time-tested process and strategy has proven its value over the years, and should serve us well in coming months. That's what makes Panorama Total Return Portfolio an effective investment vehicle for all seasons, and part of The Right Way to Invest.

     In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Portfolio's performance may be subject to fluctuations, and current performance may be less than the results shown.



(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Portfolio. Such performance is not annualized and would have been lower if such charges were taken into account.

(2) The Portfolio's holdings are subject to change.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
================================================================================
Common Stocks--70.3%
--------------------------------------------------------------------------------
Basic Materials--2.0%
--------------------------------------------------------------------------------
Chemicals--0.8%
Eastman Chemical Co.                                     24,200     $  1,152,646
--------------------------------------------------------------------------------
Goodrich Corp.                                           42,100        1,598,958
--------------------------------------------------------------------------------
PPG Industries, Inc.                                     23,200        1,219,624
                                                                    ------------
                                                                       3,971,228
--------------------------------------------------------------------------------
Metals--1.0%
Alcan, Inc.                                              81,200        3,412,024
--------------------------------------------------------------------------------
Alcoa, Inc.                                              45,300        1,784,820
                                                                    ------------
                                                                       5,196,844
--------------------------------------------------------------------------------
Paper--0.2%
Louisiana-Pacific Corp.                                  32,900          385,917
--------------------------------------------------------------------------------
Westvaco Corp.                                           30,800          748,132
                                                                    ------------
                                                                       1,134,049
--------------------------------------------------------------------------------
Capital Goods--8.2%
--------------------------------------------------------------------------------
Aerospace/Defense--1.6%
Boeing Co.                                               80,200        4,459,120
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    31,600        1,170,780
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   30,400        2,435,040
                                                                    ------------
                                                                       8,064,940
--------------------------------------------------------------------------------
Electrical Equipment--2.6%
Emerson Electric Co.                                     62,700        3,793,350
--------------------------------------------------------------------------------
General Electric Co.                                    169,700        8,272,875
--------------------------------------------------------------------------------
Rockwell International Corp.                             39,600        1,509,552
                                                                    ------------
                                                                      13,575,777
--------------------------------------------------------------------------------
Industrial Services--0.2%
Allied Waste Industries, Inc.(1)                         47,200          881,696
--------------------------------------------------------------------------------
Manufacturing--3.8%
Corning, Inc.                                            95,000        1,587,450
--------------------------------------------------------------------------------
Danaher Corp.                                            25,600        1,433,600
--------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                      1,900          216,790
--------------------------------------------------------------------------------
Sanmina Corp.(1)                                         65,400        1,531,014
--------------------------------------------------------------------------------
Tektronix, Inc.(1)                                       46,600        1,265,190
--------------------------------------------------------------------------------
Tyco International Ltd.                                 156,800        8,545,600
--------------------------------------------------------------------------------
United Technologies Corp.                                69,100        5,062,266
                                                                    ------------
                                                                      19,641,910
--------------------------------------------------------------------------------
Communication Services--3.8%
--------------------------------------------------------------------------------
Telecommunications: Long Distance--2.4%
Avaya, Inc.(1)                                          121,100        1,659,070
--------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                112,600        2,405,136
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             96,600        5,168,100
--------------------------------------------------------------------------------
WorldCom, Inc.-MCI Group(1)                               6,552          105,487
--------------------------------------------------------------------------------
WorldCom, Inc.-WorldCom Group(1)                        212,900        3,023,180
                                                                    ------------
                                                                      12,360,973


                             Total Return Portfolio                            3

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Telephone Utilities--1.4%
SBC Communications, Inc.                                178,200     $  7,138,692
--------------------------------------------------------------------------------
Consumer Cyclicals--6.7%
--------------------------------------------------------------------------------
Autos & Housing--2.0%
Black & Decker Corp.                                     28,400        1,120,664
--------------------------------------------------------------------------------
Centex Corp.                                             27,100        1,104,325
--------------------------------------------------------------------------------
Ford Motor Co.                                          238,096        5,845,257
--------------------------------------------------------------------------------
Vulcan Materials Co.                                     38,600        2,074,750
                                                                    ------------
                                                                      10,144,996
--------------------------------------------------------------------------------
Leisure & Entertainment--0.9%
Harley-Davidson, Inc.                                    38,700        1,821,996
--------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                      63,900        3,025,026
                                                                    ------------
                                                                       4,847,022
--------------------------------------------------------------------------------
Media--0.8%
Donnelley (R.R.) & Sons Co.                              34,300        1,018,710
--------------------------------------------------------------------------------
Harcourt General, Inc.                                   30,800        1,792,252
--------------------------------------------------------------------------------
Knight-Ridder, Inc.                                      23,800        1,411,340
                                                                    ------------
                                                                       4,222,302
--------------------------------------------------------------------------------
Retail: General--2.2%
Kohl's Corp.(1)                                          42,100        2,640,933
--------------------------------------------------------------------------------
Sears Roebuck & Co.                                      80,100        3,389,031
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                   111,900        5,460,720
                                                                     -----------
                                                                      11,490,684
--------------------------------------------------------------------------------
Retail: Specialty--0.3%
Lowe's Cos., Inc.                                         5,800          420,790
--------------------------------------------------------------------------------
Sherwin-Williams Co.                                     54,500        1,209,900
                                                                    ------------
                                                                       1,630,690
--------------------------------------------------------------------------------
Textile/Apparel & Home Furnishings--0.5%
Liz Claiborne, Inc.                                      17,700          892,965
--------------------------------------------------------------------------------
VF Corp.                                                 52,300        1,902,674
                                                                    ------------
                                                                       2,795,639
--------------------------------------------------------------------------------
Consumer Staples--8.7%
--------------------------------------------------------------------------------
Beverages--2.3%
Adolph Coors Co., Cl. B                                  17,000          853,060
--------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                               116,400        4,795,680
--------------------------------------------------------------------------------
Coca-Cola Co. (The)                                      17,600          792,000
--------------------------------------------------------------------------------
PepsiCo, Inc.                                           123,600        5,463,120
                                                                    ------------
                                                                      11,903,860
--------------------------------------------------------------------------------
Broadcasting--0.9%
Comcast Corp., Cl. A Special(1)                         102,700        4,457,180
--------------------------------------------------------------------------------
Entertainment--2.4%
Disney (Walt) Co.                                       217,900        6,295,131
--------------------------------------------------------------------------------
Starbucks Corp.(1)                                        8,900          204,700
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B(1)                                  108,600        5,620,050
                                                                    ------------
                                                                      12,119,881


4                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Food--1.3%
--------------------------------------------------------------------------------
General Mills, Inc.                                      31,800     $  1,392,204
--------------------------------------------------------------------------------
Hershey Foods Corp.                                      37,200        2,295,612
--------------------------------------------------------------------------------
Sysco Corp.                                             108,700        2,951,205
                                                                    ------------
                                                                       6,639,021
--------------------------------------------------------------------------------
Food & Drug Retailers--0.6%
CVS Corp.                                                79,700        3,076,420
--------------------------------------------------------------------------------
Walgreen Co.                                                900           30,735
                                                                    ------------
                                                                       3,107,155
--------------------------------------------------------------------------------
Household Goods--1.0%
Kimberly-Clark Corp.                                     74,200        4,147,780
--------------------------------------------------------------------------------
Procter & Gamble Co.                                     13,000          829,400
                                                                    ------------
                                                                       4,977,180
--------------------------------------------------------------------------------
Tobacco--0.2%
Philip Morris Cos., Inc.                                 16,700          847,525
--------------------------------------------------------------------------------
Energy--5.1%
Oil: Domestic--3.9%
Amerada Hess Corp.                                       15,800        1,276,640
--------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                 10,900          588,927
--------------------------------------------------------------------------------
Apache Corp.                                             45,100        2,288,825
--------------------------------------------------------------------------------
Burlington Resources, Inc.                               47,900        1,913,605
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        92,700        8,097,345
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                              131,200        3,488,608
--------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                 89,000        2,626,390
                                                                    ------------
                                                                      20,280,340
--------------------------------------------------------------------------------
Oil: International--1.2%
Royal Dutch Petroleum Co., NY Shares                    109,400        6,374,738
--------------------------------------------------------------------------------
Financial--15.5%
Banks--4.6%
BB&T Corp.                                               87,400        3,207,580
--------------------------------------------------------------------------------
Charter One Financial, Inc.                              51,700        1,649,230
--------------------------------------------------------------------------------
Comerica, Inc.                                           42,800        2,465,280
--------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                  18,650          831,790
--------------------------------------------------------------------------------
KeyCorp                                                  60,000        1,563,000
--------------------------------------------------------------------------------
Northern Trust Corp.                                     36,500        2,281,250
--------------------------------------------------------------------------------
PNC Financial Services Group                             52,800        3,473,712
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                     22,400        1,451,072
--------------------------------------------------------------------------------
U.S. Bancorp                                             21,800          496,822
--------------------------------------------------------------------------------
Wells Fargo Co.                                         134,500        6,244,835
--------------------------------------------------------------------------------
                                                                      23,664,571


                             Total Return Portfolio                            5

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Diversified Financial--6.9%
AMBAC Financial Group, Inc.                              33,400     $  1,943,880
--------------------------------------------------------------------------------
Citigroup Inc.                                          143,500        7,582,540
--------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                      32,800        1,504,864
--------------------------------------------------------------------------------
Fannie Mae                                               73,700        6,275,555
--------------------------------------------------------------------------------
Freddie Mac                                              74,100        5,187,000
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           55,800        4,338,450
--------------------------------------------------------------------------------
MBNA Corp.                                               97,500        3,212,625
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                         39,200        2,517,816
--------------------------------------------------------------------------------
Providian Financial Corp.                                55,200        3,267,840
                                                                    ------------
                                                                      35,830,570
--------------------------------------------------------------------------------
Insurance--2.6%
American International Group, Inc.                       55,200        4,747,200
--------------------------------------------------------------------------------
Cigna Corp.                                              33,100        3,171,642
--------------------------------------------------------------------------------
Loews Corp.                                              26,300        1,694,509
--------------------------------------------------------------------------------
MBIA, Inc.                                               44,800        2,494,464
--------------------------------------------------------------------------------
Torchmark Corp.                                          33,100        1,330,951
                                                                    ------------
                                                                      13,438,766
--------------------------------------------------------------------------------
Savings & Loans--1.4%
Golden West Financial Corp.                              42,300        2,717,352
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                 120,900        4,539,795
                                                                    ------------
                                                                       7,257,147
--------------------------------------------------------------------------------
Healthcare--4.9%
--------------------------------------------------------------------------------
Healthcare/Drugs--4.5%
Bristol-Myers Squibb Co.                                 17,500          915,250
--------------------------------------------------------------------------------
Johnson & Johnson                                        33,800        1,690,000
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        66,900        4,275,579
--------------------------------------------------------------------------------
Pfizer, Inc.                                            190,775        7,640,539
--------------------------------------------------------------------------------
Pharmacia Corp.                                         124,600        5,725,370
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 45,500        2,809,625
                                                                    ------------
                                                                      23,056,363
--------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.4%
WellPoint Health Networks, Inc.(1)                      22,200         2,092,128
--------------------------------------------------------------------------------
Technology--11.4%
--------------------------------------------------------------------------------
Computer Hardware--2.3%
Cabletron Systems, Inc.(1)                              65,900         1,505,815
--------------------------------------------------------------------------------
EMC Corp.(1)                                            33,800           981,890
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                    101,300         2,897,180
--------------------------------------------------------------------------------
International Business Machines Corp.                   33,100         3,740,300
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A(1)                   17,800         1,197,050
--------------------------------------------------------------------------------
NCR Corp.(1)                                            34,000         1,598,000
                                                                    ------------
                                                                      11,920,235


6                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Computer Services--1.0%
First Data Corp.                                         62,300     $  4,002,775
--------------------------------------------------------------------------------
Unisys Corp.(1)                                          92,400        1,359,204
                                                                    ------------
                                                                       5,361,979
--------------------------------------------------------------------------------
Computer Software--5.6%
AOL Time Warner, Inc.(1)                                154,600        8,193,800
--------------------------------------------------------------------------------
Computer Associates International, Inc.                 123,300        4,438,800
--------------------------------------------------------------------------------
Computer Sciences Corp.(1)                               40,800        1,411,680
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            66,300        4,143,750
--------------------------------------------------------------------------------
Microsoft Corp.(1)                                      121,100        8,840,300
--------------------------------------------------------------------------------
Oracle Corp.(1)                                          88,000        1,672,000
--------------------------------------------------------------------------------
Parametric Technology Corp.(1)                           21,100          295,189
                                                                    ------------
                                                                      28,995,519
--------------------------------------------------------------------------------
Communications Equipment--0.8%
Cisco Systems, Inc.(1)                                  175,400        3,192,280
--------------------------------------------------------------------------------
Tellabs, Inc.(1)                                         50,400          976,752
                                                                    ------------
                                                                       4,169,032
--------------------------------------------------------------------------------
Electronics--1.7%
Advanced Micro Devices, Inc.(1)                          17,000          490,960
--------------------------------------------------------------------------------
Intel Corp.                                             100,700        2,945,475
--------------------------------------------------------------------------------
JDS Uniphase Corp.(1)                                    69,800          872,500
--------------------------------------------------------------------------------
Linear Technology Corp.                                  46,900        2,073,918
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.(1)                       50,000        2,210,500
                                                                    ------------
                                                                       8,593,353
--------------------------------------------------------------------------------
Transportation--0.5%
--------------------------------------------------------------------------------
Air Transportation--0.2%
Southwest Airlines Co.                                   59,800        1,105,702
--------------------------------------------------------------------------------
Railroads & Truckers--0.2%
Union Pacific Corp.                                      19,600        1,076,236
--------------------------------------------------------------------------------
Shipping--0.1%
FedEx Corp.(1)                                           13,100          526,620
--------------------------------------------------------------------------------
Utilities--3.5%
--------------------------------------------------------------------------------
Electric Utilities--2.2%
Allegheny Energy, Inc.                                   34,200        1,650,150
--------------------------------------------------------------------------------
Calpine Corp.(1)                                         31,300        1,183,140
--------------------------------------------------------------------------------
Cinergy Corp.                                             5,400          188,730
--------------------------------------------------------------------------------
CMS Energy Corp.                                         41,500        1,155,775
--------------------------------------------------------------------------------
Mirant Corp.(1)                                          60,500        2,081,200
--------------------------------------------------------------------------------
Reliant Energy, Inc.                                     62,500        2,013,125
--------------------------------------------------------------------------------
Xcel Energy, Inc.                                       102,900        2,927,505
                                                                    ------------
                                                                      11,199,625


                             Total Return Portfolio                            7

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                    Market Value
                                                        Shares      See Note 1
--------------------------------------------------------------------------------
Gas Utilities--1.3%
El Paso Corp.                                            46,600     $  2,448,364
--------------------------------------------------------------------------------
Enron Corp.                                              37,400        1,832,600
--------------------------------------------------------------------------------
Sempra Energy                                            81,900        2,239,146
                                                                    ------------
                                                                       6,520,110
                                                                    ------------
Total Common Stocks (Cost $385,471,217)                             $362,612,278

                                                                                       Principal
                                                                                       Amount
====================================================================================================================
Asset-Backed Securities--0.4%
--------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31(2) (Cost $1,958,208)                            $1,958,955          2,001,808
====================================================================================================================
Mortgage-Backed Obligations--5.0%
--------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates,
Series 1996-D2, Cl. A3, 7.546%, 2/14/29                                                 3,000,000          2,939,062
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 4/1/24-3/1/26                                                                    1,746,787          1,726,402
7.50%, 5/1/07-2/1/08                                                                      543,324            561,429
8%, 3/1/17-6/1/17                                                                         109,080            113,591
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg
Obligations, Gtd. Multiclass Mtg. Participation Certificates,
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                      2,877,437          2,880,114
--------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security,
Trust 1993-223, Cl. PM, 7.07%, 10/25/23(3)                                              2,722,958            308,886
--------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Collateralized Mtg. Obligations,
Series 1999-2, Cl. A3, 6.50%, 4/25/29                                                   2,500,000          2,385,150
--------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
7%, 11/15/08-1/15/24                                                                    1,250,896          1,278,344
7.50%, 1/15/09-6/15/24                                                                  2,744,675          2,834,482
8%, 5/15/17                                                                               530,650            558,128
--------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation Certificates:
Series 1999-16, Cl. A3, 6%, 6/25/29                                                     2,000,000          2,012,500
Series 1999-18, Cl. A2, 6%, 7/25/29                                                     4,000,000          3,990,000
--------------------------------------------------------------------------------------------------------------------
Prudential Home Mortgage Securities Co., Sub. Fixed Rate Mtg. Securities,
Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1993-L, Cl. 1B2, 6.64%, 12/25/23(2)(4)                                             257,620            256,896
--------------------------------------------------------------------------------------------------------------------
Residential Funding Mortgage Securities I, Inc., Mtg. Pass-Through Certificates,
Series 1998-S4, Cl. M1, 6.50%, 2/25/13                                                  1,794,841          1,771,832
--------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-CFL, Cl. G, 7.75%, 2/25/28                                                  2,000,000          2,020,000
                                                                                                        ------------
Total Mortgage-Backed Obligations (Cost $25,220,235)                                                      25,636,816
====================================================================================================================
U.S. Government Obligations--4.0%
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                             7,300,000          7,385,184
6.25%, 5/15/30                                                                          7,190,000          7,627,022
--------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 5.75%, 11/15/05                                                     5,450,000          5,614,181
                                                                                                        ------------
Total U.S. Government Obligations (Cost $20,939,511)                                                      20,626,387


8                            Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                       Principal        Market Value
                                                                                       Amount           See Note 1
====================================================================================================================
Non-Convertible Corporate Bonds and Notes--19.9%
--------------------------------------------------------------------------------------------------------------------
Basic Materials--0.7%
--------------------------------------------------------------------------------------------------------------------
Paper--0.7%
Donohue Forest Products, Inc., 7.625% Gtd. Sr. Nts., 5/15/07                           $2,500,000       $  2,566,457
------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.875% Sr. Unsec. Nts., 5/15/31                                  1,000,000          1,003,834
                                                                                                        ------------
                                                                                                           3,570,291
--------------------------------------------------------------------------------------------------------------------
Capital Goods--2.1%
--------------------------------------------------------------------------------------------------------------------
Industrial Services--1.1%
Interface, Inc., 7.30% Sr. Nts., 4/1/08                                                 2,000,000          1,860,000
--------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 6.515% Collateralized Bond Obligations, Series 1A, Cl. A3, 8/13/10(2)   4,000,000          3,887,500
                                                                                                        ------------
                                                                                                           5,747,500
--------------------------------------------------------------------------------------------------------------------
Manufacturing--1.0%
Owens-Illinois, Inc., 7.15% Sr. Nts., 5/15/05                                           5,000,000          3,850,000
--------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 7.71% Sec. Nts., Series B, Cl. A-3, 1/20/14                     2,000,000          1,569,280
                                                                                                        ------------
                                                                                                           5,419,280
--------------------------------------------------------------------------------------------------------------------
Communication Services--1.3%
--------------------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--1.0%
WorldCom, Inc.:
7.75% Sr. Sub. Nts., 4/1/27                                                             2,400,000          2,399,422
8.25% Bonds, 5/15/31                                                                      600,000            590,123
8.875% Sr. Nts., 1/15/06                                                                2,000,000          2,062,310
                                                                                                        ------------
                                                                                                           5,051,855
--------------------------------------------------------------------------------------------------------------------
Telephone Utilities--0.3%
Telefonica de Argentina SA, 9.125% Nts., Series 1, 5/7/08                               2,000,000          1,825,000
--------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--3.0%
--------------------------------------------------------------------------------------------------------------------
Autos & Housing--1.5%
CPG Partners LP, 8.25% Unsec. Unsub. Nts., 2/1/11                                       1,500,000          1,543,743
--------------------------------------------------------------------------------------------------------------------
Lear Corp., 7.96% Sr. Unsec. Nts., Series B, 5/15/05                                    2,000,000          2,037,448
--------------------------------------------------------------------------------------------------------------------
Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11                                             2,000,000          1,968,208
--------------------------------------------------------------------------------------------------------------------
Shurgard Storage Centers, Inc., 7.50% Sr. Unsec. Nts., 4/25/04                          2,000,000          2,046,134
                                                                                                        ------------
                                                                                                           7,595,533
--------------------------------------------------------------------------------------------------------------------
Consumer Services--0.8%
PHH Corp., 8.125% Nts., 2/3/03                                                          4,000,000          4,057,884
--------------------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.4%
Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                              2,000,000          1,965,860
--------------------------------------------------------------------------------------------------------------------
Media--0.3%
Reed Elsevier, Inc., 6.625% Nts., 10/15/23(5)                                           1,600,000          1,363,024
--------------------------------------------------------------------------------------------------------------------
Consumer Staples--3.2%
--------------------------------------------------------------------------------------------------------------------
Broadcasting--1.0%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                      1,600,000          1,584,349
--------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                                    4,000,000          3,611,688
                                                                                                        ------------
                                                                                                           5,196,037
--------------------------------------------------------------------------------------------------------------------
Entertainment--0.9%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                         4,650,000          4,615,125


                             Total Return Portfolio                            9

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                       Principal        Market Value
                                                                                       Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------
Food--0.4%
CPC International, Inc., 6.15% Unsec. Nts., Series C, 1/15/06                          $2,000,000       $  2,019,866
--------------------------------------------------------------------------------------------------------------------
Household Goods--0.9%
Fort James Corp., 6.875% Sr. Nts., 9/15/07                                              5,000,000          4,810,640
--------------------------------------------------------------------------------------------------------------------
Energy--1.0%
--------------------------------------------------------------------------------------------------------------------
Energy Services--1.0%
Colorado Interstate Gas Corp., 10% Sr. Debs., 6/15/05                                     455,000            515,525
--------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc., 6.80% Nts., Series C, 11/28/05                               2,000,000          2,019,990
--------------------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                                        2,250,000          2,770,054
                                                                                                        ------------
                                                                                                           5,305,569
--------------------------------------------------------------------------------------------------------------------
Financial--2.9%
--------------------------------------------------------------------------------------------------------------------
Banks--1.1%
Colonial Bank, 9.375% Sub. Nts., 6/1/11                                                 1,000,000          1,016,308
--------------------------------------------------------------------------------------------------------------------
People's Bank of Bridgeport (Connecticut), 7.20% Sub. Nts., 12/1/06                     2,400,000          2,293,097
--------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The), 7.40% Sub. Nts., 6/15/11                                         2,500,000          2,415,155
                                                                                                        ------------
                                                                                                           5,724,560
--------------------------------------------------------------------------------------------------------------------
Diversified Financial--1.4%
BT Institutional Cap Trust A, 8.09% Bonds, 12/1/26(5)                                   2,000,000          2,033,416
--------------------------------------------------------------------------------------------------------------------
Dime Capital Trust I, 9.33% Capital Securities, Series A, 5/6/27                        2,000,000          2,131,580
--------------------------------------------------------------------------------------------------------------------
Finova Capital Corp., 7.625% Sr. Nts., 9/21/09(6)                                       3,250,000          3,006,009
                                                                                                        ------------
                                                                                                           7,171,005
--------------------------------------------------------------------------------------------------------------------
Insurance--0.4%
Nationwide CSN Trust, 9.875% Sec. Nts., 2/15/25(5)                                      2,000,000          2,162,486
--------------------------------------------------------------------------------------------------------------------
Healthcare--0.7%
--------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--0.7%
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                    1,500,000          1,546,875
8.625% Sr. Unsec. Nts., 12/1/03                                                         2,000,000          2,062,322
                                                                                                        ------------
                                                                                                           3,609,197
--------------------------------------------------------------------------------------------------------------------
Technology--0.6%
--------------------------------------------------------------------------------------------------------------------
Computer Software--0.6%
AOL Time Warner, Inc., 7.625% Bonds, 4/15/31                                            1,000,000          1,006,802
--------------------------------------------------------------------------------------------------------------------
Electric Data Systems Corp., 7.125% Nts., 5/15/05(5)                                    2,000,000          2,072,074
                                                                                                        ------------
                                                                                                           3,078,876
--------------------------------------------------------------------------------------------------------------------
Transportation--1.2%
--------------------------------------------------------------------------------------------------------------------
Air Transportation--0.8%
Northwest Airlines Corp., 8.375% Unsec. Nts., 3/15/04                                   4,250,000          4,153,517
--------------------------------------------------------------------------------------------------------------------
Railroads & Truckers--0.4%
Union Pacific Corp., 7.60% Unsec. Nts., 5/1/05                                          2,000,000          2,093,152


10                           Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                       Principal        Market Value
                                                                                       Amount           See Note 1
--------------------------------------------------------------------------------------------------------------------
Utilities--3.2%
--------------------------------------------------------------------------------------------------------------------

Electric Utilities--2.8%
Cleveland Electric Illumination, Inc., 6.86% First Mtg. Nts., 10/1/08                  $4,000,000       $  3,958,648
--------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 8.25% First Mtg. Bonds, Series C, 2/1/03                          3,278,000          3,396,959
--------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings, Inc., 8.625% Sr. Nts., 2/15/08(5)                                 1,000,000          1,009,563
--------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 8.625% Sr. Nts., 4/15/31(5)                                             2,000,000          2,160,668
--------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                     1,900,000          1,911,746
--------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc., 7% Sr. Unsec. Sub. Nts., 12/1/10                                     2,000,000          2,009,774
                                                                                                        ------------
                                                                                                          14,447,358
--------------------------------------------------------------------------------------------------------------------
Gas Utilities--0.4%
AGL Capital Corp., 7.125% Sr. Unsec. Nts., 1/14/11                                      2,000,000          1,963,614
                                                                                                        ------------
Total Non-Convertible Corporate Bonds and Notes (Cost $104,770,831)                                      102,947,229
====================================================================================================================
Repurchase Agreements--1.7%
--------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 3.95%, dated 6/29/01, to be repurchased at $8,807,898 on 7/2/01, collateralized by U.S. Treasury Bonds,
8.125%-8.875%, 2/15/19-8/15/19, with a value of $8,992,440 (Cost $8,805,000)            8,805,000          8,805,000
--------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $547,165,002)                                             101.3%       522,629,518
--------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                        (1.3)        (6,891,424)
                                                                                       ----------       ------------
Net Assets                                                                                  100.0%      $515,738,094
                                                                                       ==========       ============



(1) Non-income-producing security.

(2) Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

(3) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

(4) Represents the current interest rate for a variable or increasing rate security.

(5) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,801,231 or 2.09% of the Portfolio's net assets as of June 30, 2001.

(6) Issuer is in default.


See accompanying Notes to Financial Statements.


                             Total Return Portfolio                           11

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


====================================================================================================================
Assets
Investments, at value (cost $547,165,002)--see accompanying statement                                   $522,629,518
--------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                           2,819,997
Interest, dividends and principal paydowns                                                                 2,716,371
Shares of capital stock sold                                                                                 295,645
Other                                                                                                          4,162
                                                                                                        ------------
Total assets                                                                                             528,465,693
====================================================================================================================

Liabilities
Bank overdraft                                                                                             4,366,177
--------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                      8,085,583
Shares of capital stock redeemed                                                                             220,300
Directors' compensation                                                                                       13,792
Shareholder reports                                                                                           12,432
Other                                                                                                         29,315
                                                                                                        ------------
Total liabilities                                                                                         12,727,599
====================================================================================================================
Net Assets                                                                                              $515,738,094
                                                                                                        ============
====================================================================================================================
Composition of Net Assets
Par value of shares of capital stock                                                                    $    385,366
--------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               598,768,046
--------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                      5,257,865
--------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                          (64,137,699)
--------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                (24,535,484)
                                                                                                       -------------
Net assets--applicable to 385,366,285 shares of capital stock outstanding                               $515,738,094
                                                                                                        ============
====================================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                                $       1.34


See accompanying Notes to Financial Statements.


12                           Total Return Portfolio

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


==================================================================================================
Investment Income
Interest                                                                              $  4,921,359
--------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $19,270)                                  2,150,445
                                                                                      ------------
Total income                                                                             7,071,804
==================================================================================================
Expenses
Management fees                                                                          1,710,803
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 29,214
--------------------------------------------------------------------------------------------------
Directors' compensation                                                                     16,790
--------------------------------------------------------------------------------------------------
Shareholder reports                                                                          7,857
--------------------------------------------------------------------------------------------------
Accounting service fees                                                                      7,500
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                2,047
--------------------------------------------------------------------------------------------------
Other                                                                                       23,516
                                                                                      ------------
Total expenses                                                                           1,797,727
Less reduction to custodian expenses                                                        (8,241)
                                                                                      ------------
Net expenses                                                                             1,789,486
==================================================================================================
Net Investment Income                                                                    5,282,318
==================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                            (27,058,683)
Closing of futures contracts                                                              (256,286)
                                                                                      ------------
Net realized gain (loss)                                                               (27,314,969)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                        306,626
                                                                                      ------------
Net realized and unrealized gain (loss)                                                (27,008,343)
==================================================================================================
Net Decrease in Net Assets Resulting from Operations                                  $(21,726,025)
                                                                                      ============


See accompanying Notes to Financial Statements.


                             Total Return Portfolio                           13

--------------------------------------------------------------------------------
Statements of Changes in Net Assets Six Months Ended Year Ended
--------------------------------------------------------------------------------


                                                                                      Six Months Ended    Year Ended
                                                                                      June 30, 2001       December 31,
                                                                                      (Unaudited)         2000
========================================================================================================================
Operations
Net investment income (loss)                                                          $  5,282,318        $   23,479,629
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                               (27,314,969)          (27,920,582)
------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                       306,626           (15,244,818)
                                                                                      ------------        --------------
Net increase (decrease) in net assets resulting from operations                        (21,726,025)          (19,685,771)
========================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                   (23,459,957)          (40,253,730)
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                            --           (98,059,927)
========================================================================================================================
Capital Stock Transactions
Net increase (decrease) in net assets resulting from
capital stock transactions                                                             (45,196,017)         (309,917,342)
========================================================================================================================
Net Assets
Total decrease                                                                         (90,381,999)         (467,916,770)
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    606,120,093         1,074,036,863
                                                                                      ------------        --------------
End of period [including undistributed (overdistributed) net investment
income of $5,257,865 and $23,435,504, respectively]                                   $515,738,094        $  606,120,093
                                                                                      ============        ==============

See accompanying Notes to Financial Statements.


14                           Total Return Portfolio

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                         Six Months Ended
                                         June 30, 2001     Year Ended December 31,
                                         (Unaudited)       2000         1999           1998        1997           1996(1)
========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period     $1.45             $1.75        $1.91          $2.00       $1.91          $1.75
------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                      .02               .07          .07            .06         .07            .07
Net realized and unrealized gain (loss)   (.07)             (.10)        (.10)           .14         .25            .11
------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                (.05)             (.03)        (.03)           .20         .32            .18
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income      (.06)             (.08)        (.06)          (.07)       (.07)          (.01)
Distributions from net realized gain        --              (.19)        (.07)          (.22)       (.16)          (.01)
------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                           (.06)             (.27)        (.13)          (.29)       (.23)          (.02)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.34             $1.45        $1.75          $1.91       $2.00          $1.91
                                         =====             =====        =====          =====       =====          =====
Total Return, at Net Asset Value(2)      (3.34)%           (2.51)%      (1.54)%        10.90%      18.81%         10.14%
========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in millions)   $516              $606       $1,074         $1,344      $1,279         $1,122
------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)          $552              $791       $1,230         $1,299      $1,208         $1,058
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                     1.93%             2.97%        3.27%          3.30%       3.57%          4.12%
Expenses                                  0.65%             0.61%        0.55%          0.55%(4)    0.55%(4)       0.55%(4)
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     67%              123%         113%            93%        104%           104%


(1) On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

(4) Expense ratio reflects the reduction to custodian expenses.


See accompanying Notes to Financial Statements.


                             Total Return Portfolio                           15

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Security Credit Risk. The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $3,006,009, representing 0.58% of the Portfolio's net assets, were in default.

--------------------------------------------------------------------------------

Foreign Currency Translation. The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Portfolio requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

--------------------------------------------------------------------------------

Federal Taxes. The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Portfolio had available for federal income tax purposes an estimated unused capital loss carryover of $63,932,370. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.


16                           Total Return Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements   (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

1. Significant Accounting Policies  (continued)

As of December 31, 2000, the Portfolio had available for federal income tax purposes an unused capital loss carryover as follows:

                   Expiring
                   ------------------------------------------
                   2008                         $18,461,536

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------

Other. The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Portfolio, but resulted in a $1,306,164 decrease to cost of securities and a corresponding $1,306,164 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2.   Shares of Capital Stock

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                               Six Months Ended June 30, 2001   Year Ended December 31, 2000
                                               -------------------------------  ------------------------------
                                               Shares         Amount            Shares          Amount
--------------------------------------------------------------------------------------------------------------
Sold                                             4,589,754    $  6,310,003        19,462,896    $  30,030,006
Dividends and/or distributions reinvested       18,186,012      23,459,956        93,455,174      138,313,657
Redeemed                                       (54,533,029)    (74,965,976)     (307,792,871)    (478,261,005)
                                               -----------    ------------      ------------    -------------
Net increase (decrease)                        (31,757,263)   $(45,196,017)     (194,874,801)   $(309,917,342)
                                               ===========    ============      ============    =============


                             Total Return Portfolio                           17

--------------------------------------------------------------------------------
Notes to Financial Statements   (Unaudited) (Continued)
--------------------------------------------------------------------------------


================================================================================

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $362,051,006 and $414,912,451, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.625% of the first $600 million of average daily net assets of the Portfolio and 0.45% of average daily net assets in excess of $600 million. The Portfolio's management fee for the six months ended June 30, 2001, was an annualized rate of 0.625%.

--------------------------------------------------------------------------------

Accounting Fees. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000 plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS an agreed-upon per account fee.

================================================================================

5. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

     The Portfolio generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================

6. Illiquid Securities

As of June 30, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2001 was $6,146,204, which represents 1.19% of the Portfolio's net assets.


18                           Total Return Portfolio

--------------------------------------------------------------------------------
Total Return Portfolio
--------------------------------------------------------------------------------

A Series of Panorama Series Fund, Inc.

================================================================================

Officers and Directors   James C. Swain, Director, CEO and Chairman of the Board
                         Bridget A. Macaskill, President
                         William L. Armstrong, Director
                         Robert G. Avis, Director
                         Jon S. Fossel, Director
                         Sam Freedman, Director
                         C. Howard Kast, Director
                         Robert M. Kirchner, Director
                         Patrick Bisbey, Vice President
                         John S. Kowalik, Vice President
                         Andrew J. Donohue, Vice President and Secretary
                         Brian W. Wixted, Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor       OppenheimerFunds, Inc.

================================================================================

Transfer Agent           OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities     The Bank of New York

================================================================================

Independent Auditors     Deloitte & Touche LLP

================================================================================

Legal Counsel            Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Portfolio without examination of those records by the independent auditors.

                         This is a copy of a report to shareholders of Total Return Portfolio. This report must be preceded or accompanied by a Prospectus of Total Return Portfolio. For other material information concerning the Portfolio, see the Prospectus.



                         (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                             Total Return Portfolio                           19

                      (This Page Intentionally Left Blank)